Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Nature of Business [Abstract]
Nature of Business

Note 1. Nature of Business

Basis of Presentation

Soligenix, Inc. (the “Company”) is a late-stage biopharmaceutical company focused on developing and commercializing products to treat rare diseases where there is an unmet medical need. The Company maintains two active business segments: BioTherapeutics and Vaccines/BioDefense.

The Company’s BioTherapeutics business segment is developing a first-in-class photodynamic therapy (SGX301) utilizing safe visible light for the treatment of cutaneous T-cell lymphoma (“CTCL”), proprietary formulations of oral beclomethasone 17, 21-dipropionate (“BDP”) for the prevention/treatment of gastrointestinal (“GI”) disorders characterized by severe inflammation, including pediatric Crohn’s disease (SGX203) and acute radiation enteritis (SGX201), and it’s novel innate defense regulator (“IDR”) technology dusquetide (SGX942) for the treatment of oral mucositis in head and neck cancer.

The Company’s Vaccines/BioDefense business segment includes active development programs for RiVax™, its ricin toxin vaccine candidate, VeloThrax™, an anthrax vaccine candidate, OrbeShield®, a GI acute radiation syndrome (“GI ARS”) therapeutic candidate and SGX943, a melioidosis therapeutic candidate. The development of the vaccine programs currently supported by the heat stabilization technology, known as ThermoVax®, under existing and on-going government contract funding. With the government contract from the National Institute of Allergy and Infectious Diseases (“NIAID”), the Company will attempt to advance the development of RiVax™ to protect against exposure to ricin toxin. The Company plans to use the funds received under the government contracts with the Biomedical Advanced Research and Development Authority (“BARDA”) and NIAID to advance the development of OrbeShield® for the treatment of GI ARS.

The Company generates revenues under government grants primarily from the National Institutes of Health (the “NIH”) and government contracts from BARDA and NIAID.

The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, development of new technological innovations, dependence on key personnel, protections of proprietary technology, compliance with the United States Food and Drug Administration (the U.S. “FDA”) regulations, litigation, and product liability.

Liquidity

As of December 31, 2015, the Company had cash and cash equivalents of $4,921,545 as compared to $5,525,094 as of December 31, 2014, representing a decrease of $603,549 or 11%. The decrease in cash was primarily due to net cash used in operations of $5,386,308 partially offset by cash provided by financing activities of $4,804,857. As of December 31, 2015, the Company had working capital of $2,179,694, which excludes a non-cash warrant liability of $2,434,101, as compared to working capital of $3,174,214 as of December 31, 2014, representing a decrease of $994,520 or 31%. The decrease in working capital was primarily the result of expenditures to support the completion of the Phase 2 clinical trial of SGX942 and the initiation of the pivotal Phase 3 clinical trial of SGX301 for the treatment of CTCL offset by the $4,804,857 in various financing activities.

Based on the Company’s current rate of cash outflows, cash on hand, proceeds from its government contract and grant programs, availability of funds from equity lines and proceeds from the state of New Jersey Technology Business Tax Certificate Transfer Program, management believes that its current cash will be sufficient to meet the anticipated cash needs for working capital and capital expenditures for at least the next twelve months.

Management’s business plan can be outlined as follows:

•         Complete enrollment and report preliminary results in the pivotal Phase 3 clinical trial of SGX301 for the treatment of CTCL;

•         Initiate a Phase 3 clinical trial of oral BDP, known as SGX203, for the treatment of pediatric Crohn’s disease;

•         Continue to collect the long-term follow-up safety data from the SGX942 Phase 2 proof-of-concept study for the treatment of oral mucositis in head and neck cancer patients and publish the findings from this study;

•         Obtain FDA agreement on a pivotal Phase 2b/3 protocol of SGX942 for the treatment of oral mucositis in head and neck cancer patients;

•         Continue development of RiVax™ in combination with ThermoVax® technology to develop new heat stable vaccines in biodefense and infectious diseases with the potential to collaborate and/or partner with other companies in these areas;

•         Advance the preclinical and manufacturing development of OrbeShield® as a biodefense medical countermeasure for the treatment of GI ARS;

•         Continue to apply for and secure additional government funding for each of our BioTherapeutics and Vaccines/BioDefense programs through grants, contracts and/or procurements;

•         Acquire or in-license new clinical-stage compounds for development; and

•         Explore other business development and merger/acquisition strategies.

The Company’s plans with respect to its liquidity management include, but are not limited to the following:

•         The Company has up to $43.0 million in active government contract funding still available to support its associated research programs through 2016 and beyond. The Company plans to submit additional contract and grant applications for further support of its programs with various funding agencies;

•         The Company has continued to use equity instruments to provide a portion of the compensation due to vendors and collaboration partners and expects to continue to do so for the foreseeable future;

•         The Company will pursue Net Operating Loss (“NOL”) sales in the state of New Jersey pursuant to its Technology Business Tax Certificate Transfer Program. Based on the receipt of $488,933 in proceeds of the sale of NJ NOL in 2015, the Company expects to participate in the program during 2016 and beyond;

•         The Company has an aggregate of $20.2 million available from equity facilities through 2019; and

•         The Company may seek additional capital in the private and/or public equity markets, pursue government contracts and grants as well as business development activities to continue its operations, respond to competitive pressures, develop new products and services, and to support new strategic partnerships. The Company is currently evaluating additional equity financing opportunities on an ongoing basis and may execute them when appropriate. However, there can be no assurances that the Company can consummate such a transaction, or consummate a transaction at favorable pricing.

Reverse Stock Split

On October 7, 2016, the Company completed a reverse stock split of its issued and outstanding shares of common stock at a ratio of one-for-ten, whereby, once effective, every ten shares of its common stock was exchanged for one share of its common stock. The Company’s common stock began trading on the OTCQB on a reverse split basis at the market opening on October 7, 2016. All share and per share data have been restated to reflect this reverse stock split.

Note 1. Nature of Business

Basis of Presentation

Soligenix, Inc. (the “Company”) is a late-stage biopharmaceutical company focused on developing and commercializing products to treat rare diseases where there is an unmet medical need. The Company maintains two active business segments: BioTherapeutics and Vaccines/BioDefense.

The Company’s BioTherapeutics business segment is developing a first-in-class photodynamic therapy (SGX301) utilizing safe visible light for the treatment of cutaneous T-cell lymphoma (“CTCL”), proprietary formulations of oral beclomethasone 17,21-dipropionate (“BDP”) for the prevention/treatment of gastrointestinal (“GI”) disorders characterized by severe inflammation, including pediatric Crohn’s disease (SGX203) and acute radiation enteritis (SGX201), and it’s novel innate defense regulator (“IDR”) technology dusquetide (SGX942) for the treatment of oral mucositis in head and neck cancer.

The Company’s Vaccines/BioDefense business segment includes active development programs for RiVax™, its ricin toxin vaccine candidate, VeloThrax™, an anthrax vaccine candidate, OrbeShield®, a GI acute radiation syndrome (“GI ARS”) therapeutic candidate and SGX943, a melioidosis therapeutic candidate. The development of the vaccine programs currently supported by the heat stabilization technology, known as ThermoVax®, under existing and on-going government contract funding. With the government contract from the National Institute of Allergy and Infectious Diseases (“NIAID”), the Company will attempt to advance the development of RiVax™ to protect against exposure to ricin toxin. The Company plans to use the funds received under the government contracts with the Biomedical Advanced Research and Development Authority (“BARDA”) and NIAID to advance the development of OrbeShield® for the treatment of GI ARS.

The Company generates revenues under government grants primarily from the National Institutes of Health (the “NIH”) and government contracts from BARDA and NIAID.

The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, development of new technological innovations, dependence on key personnel, protections of proprietary technology, compliance with the United States Food and Drug Administration (the U.S. “FDA”) regulations, litigation, and product liability.

Liquidity

As of December 31, 2015, the Company had cash and cash equivalents of $4,921,545 as compared to $5,525,094 as of December 31, 2014, representing a decrease of $603,549 or 11%. The decrease in cash was primarily due to net cash used in operations of $5,386,308 partially offset by cash provided by financing activities of $4,804,857. As of December 31, 2015, the Company had working capital of $2,179,694, which excludes a non-cash warrant liability of $2,434,101, as compared to working capital of $3,174,214 as of December 31, 2014, representing a decrease of $994,520 or 31%. The decrease in working capital was primarily the result of expenditures to support the completion of the Phase 2 clinical trial of SGX942 and the initiation of the pivotal Phase 3 clinical trial of SGX301 for the treatment of CTCL offset by the $4,804,857 in various financing activities.

Based on the Company’s current rate of cash outflows, cash on hand, proceeds from its government contract and grant programs, availability of funds from equity lines and proceeds from the state of New Jersey Technology Business Tax Certificate Transfer Program, management believes that its current cash will be sufficient to meet the anticipated cash needs for working capital and capital expenditures for at least the next twelve months.

Management’s business plan can be outlined as follows:

•	Complete enrollment and report preliminary results in the pivotal Phase 3 clinical trial of SGX301 for the treatment of CTCL;
•	Initiate a Phase 3 clinical trial of oral BDP, known as SGX203, for the treatment of pediatric Crohn’s disease;
•	Continue to collect the long-term follow-up safety data from the SGX942 Phase 2 proof-of-concept study for the treatment of oral mucositis in head and neck cancer patients and publish the findings from this study;
•	Obtain FDA agreement on a pivotal Phase 2b/3 protocol of SGX942 for the treatment of oral mucositis in head and neck cancer patients;
•	Continue development of RiVax™ in combination with ThermoVax® technology to develop new heat stable vaccines in biodefense and infectious diseases with the potential to collaborate and/or partner with other companies in these areas;
•	Advance the preclinical and manufacturing development of OrbeShield® as a biodefense medical countermeasure for the treatment of GI ARS;
•	Continue to apply for and secure additional government funding for each of our BioTherapeutics and Vaccines/BioDefense programs through grants, contracts and/or procurements;
•	Acquire or in-license new clinical-stage compounds for development; and
•	Explore other business development and merger/acquisition strategies.

The Company’s plans with respect to its liquidity management include, but are not limited to the following:

•	The Company has up to $43.0 million in active government contract funding still available to support its associated research programs through 2016 and beyond. The Company plans to submit additional contract and grant applications for further support of its programs with various funding agencies;
•	The Company has continued to use equity instruments to provide a portion of the compensation due to vendors and collaboration partners and expects to continue to do so for the foreseeable future;
•	The Company will pursue Net Operating Loss (“NOL”) sales in the state of New Jersey pursuant to its Technology Business Tax Certificate Transfer Program. Based on the receipt of $488,933 in proceeds of the sale of NJ NOL in 2015, the Company expects to participate in the program during 2016 and beyond;
•	The Company has an aggregate of $20.2 million available from equity facilities through 2019; and
•	The Company may seek additional capital in the private and/or public equity markets, pursue government contracts and grants as well as business development activities to continue its operations, respond to competitive pressures, develop new products and services, and to support new strategic partnerships. The Company is currently evaluating additional equity financing opportunities on an ongoing basis and may execute them when appropriate. However, there can be no assurances that the Company can consummate such a transaction, or consummate a transaction at favorable pricing.

Reverse Stock Split

On October 7, 2016, the Company completed a reverse stock split of its issued and outstanding shares of common stock at a ratio of one-for-ten, whereby, once effective, every ten shares of its common stock was exchanged for one share of its common stock. The Company’s common stock began trading on the OTCQB on a reverse split basis at the market opening on October 7, 2016. All share and per share data have been restated to reflect this reverse stock split.